Schedule of Stock Options Oustanding (Details) - 12 months ended Dec. 31, 2016	USD ($)	CAD
Capital Stock Schedule Of Stock Options Oustanding 1 | $	$ 108,000
Capital Stock Schedule Of Stock Options Oustanding 2 | CAD		CAD 0.50
Capital Stock Schedule Of Stock Options Oustanding 3 | $	162,000
Capital Stock Schedule Of Stock Options Oustanding 4 | CAD		0.15
Capital Stock Schedule Of Stock Options Oustanding 5 | $	54,000
Capital Stock Schedule Of Stock Options Oustanding 6 | CAD		0.50
Capital Stock Schedule Of Stock Options Oustanding 7 | $	63,000
Capital Stock Schedule Of Stock Options Oustanding 8 | CAD		0.15
Capital Stock Schedule Of Stock Options Oustanding 9 | $	48,000
Capital Stock Schedule Of Stock Options Oustanding 10 | CAD		0.225
Capital Stock Schedule Of Stock Options Oustanding 11 | $	90,000
Capital Stock Schedule Of Stock Options Oustanding 12 | CAD		0.50
Capital Stock Schedule Of Stock Options Oustanding 13 | $	30,000
Capital Stock Schedule Of Stock Options Oustanding 14 | CAD		0.50
Capital Stock Schedule Of Stock Options Oustanding 15 | $	100,000
Capital Stock Schedule Of Stock Options Oustanding 16 | CAD		0.225
Capital Stock Schedule Of Stock Options Oustanding 17 | $	108,000
Capital Stock Schedule Of Stock Options Oustanding 18 | CAD		0.15
Capital Stock Schedule Of Stock Options Oustanding 19 | $	382,000
Capital Stock Schedule Of Stock Options Oustanding 20 | CAD		0.15
Capital Stock Schedule Of Stock Options Oustanding 21 | $	250,000
Capital Stock Schedule Of Stock Options Oustanding 22 | CAD		0.20
Capital Stock Schedule Of Stock Options Oustanding 23 | $	400,000
Capital Stock Schedule Of Stock Options Oustanding 24 | CAD		0.40
Capital Stock Schedule Of Stock Options Oustanding 25 | $	$ 125,000
Capital Stock Schedule Of Stock Options Oustanding 26 | CAD		CAD 0.65